Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net income (loss)	$ (16,925)	$ 237	$ (5,774)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	1,076	773	660
Interest from Short term deposits	(87)	(151)
Share-based compensation to employees and consultants	2,174	1,597	1,674
Exchange differences on cash and cash equivalents	608	(143)	(60)
Financial income related to financial instruments		(28)	(40)
Changes in assets and liabilities:
Decrease (increase) in trade receivables	261	560	(751)
Decrease (increase) in inventories	(312)	181	(374)
Decrease (increase) in other receivables	(119)	(185)	31
Decrease in operating right of use assets	461	400	442
Increase (decrease) in trade payables	99	236	(35)
Decrease in lease liabilities	(916)	(337)	(229)
Increase (decrease) in accrued liabilities and other payables	14	(464)	740
Decrease in deferred revenues	(32)	(175)	(735)
Net cash provided by (used in) operating activities	(13,698)	2,501	(4,451)
Cash flows from investing activities:
Capitalization of intangible assets	(42)	(161)	(82)
Purchase of property and equipment	(1,274)	(1,428)	(437)
Repayment of a short term deposits	50,238
Investment in short term deposits	(20,000)	(30,000)
Proceeds from sale of property and equipment		33
Net cash provided by (used in) investing activities	28,922	(31,556)	(519)
Cash flows from financing activities:
Proceeds from issuance of shares and warrants less issuance expenses		32,743	4,400
Loan repaid			(24)
Exercise of options and warrants into shares	1,874	6,017	89
Net cash provided by financing activities	1,874	38,760	4,465
Exchange differences on cash and cash equivalents and restricted deposits	(608)	143	60
Net increase (decrease) in cash and cash equivalents and restricted deposits	16,490	9,848	(445)
Cash and cash equivalents and restricted deposits at the beginning of the year	13,374	3,526	3,971
Cash and cash equivalents and restricted deposits at the end of the year	29,864	13,374	3,526
Supplemental discloser of non-cash activities:
Conversion of pre-paid warrants to ordinary shares			355
Right of use assets recognized with corresponding lease liabilities	219	557	23
Classification of issuance costs liability to equity		50
Capitalization of Share-based compensation to inventory	37
Supplemental discloser of cash activities:
Cash paid during the year for taxes	31
Reconciliation of Cash, cash equivalents and restricted cash at the end of the year
Cash and cash equivalents	29,653	13,148	3,333
Restricted deposits short term	23	13	12
Restricted deposits long term	188	213	181
Total cash and cash equivalents and restricted deposits	$ 29,864	$ 13,374	$ 3,526